NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-14:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-14 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

3

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II

(GVDMA)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from February 9, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

4

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

5

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	6,341	$163,922	$233,554	$-	$233,554	$24	$233,530	$233,530	$-	$233,530
DSIF	1,434	56,385	111,595	-	111,595	3	111,592	111,592	-	111,592
DVSCS	3,706	61,554	87,270	6	87,276	-	87,276	87,276	-	87,276
FQB	1,659	18,295	18,683	-	18,683	14	18,669	18,669	-	18,669
FEIS	14,701	316,687	381,781	-	381,781	15	381,766	381,766	-	381,766
FGS	173	16,835	17,592	1	17,593	-	17,593	17,593	-	17,593
FIGBS	9,960	126,806	131,270	15	131,285	-	131,285	131,285	-	131,285
FMCS	245	8,505	9,944	-	9,944	13	9,931	9,931	-	9,931
FTVSV2	711	11,703	12,471	9	12,480	-	12,480	12,480	-	12,480
TIF2	1,055	17,473	14,344	-	14,344	4	14,340	14,340	-	14,340
GVMCE	1,376	21,949	26,851	-	26,851	12	26,839	26,839	-	26,839
OVGS	489	20,199	27,973	-	27,973	15	27,958	27,958	-	27,958
JPMMV1	1,531	15,492	20,421	12	20,433	-	20,433	20,433	-	20,433
JABS	2,034	63,145	108,092	4	108,096	-	108,096	108,096	-	108,096
BNCAI	1,732	69,349	158,637	-	158,637	19	158,618	158,618	-	158,618
LOVMCV	58	1,269	1,630	-	1,630	7	1,623	1,623	-	1,623
GEM	1,535	17,665	21,091	-	21,091	13	21,078	21,078	-	21,078
GVDMA	1,185	14,977	17,424	-	17,424	13	17,411	17,411	-	17,411
MCIF	250	6,277	6,910	12	6,922	-	6,922	6,922	-	6,922
NVAMV1	2,251	35,182	44,721	-	44,721	13	44,708	44,708	-	44,708
NVLCP1	9,427	110,194	108,314	-	108,314	2	108,312	108,312	-	108,312
NVMIG1	5,496	58,516	63,536	-	63,536	8	63,528	63,528	-	63,528
NVMLG1	52,046	510,443	545,440	-	545,440	31	545,409	545,409	-	545,409
NVOLG1	25,378	526,530	609,839	-	609,839	25	609,814	609,814	-	609,814
NVRE1	2,114	16,692	22,305	-	22,305	7	22,298	22,298	-	22,298
SAM5	15,141	15,141	15,141	-	15,141	10	15,131	15,131	-	15,131
SCGF	8,527	135,971	169,427	-	169,427	32	169,395	169,395	-	169,395
SCVF	15,042	163,752	174,185	-	174,185	14	174,171	174,171	-	174,171
AMMCGS	129	4,297	4,659	-	4,659	11	4,648	4,648	-	4,648
PMVAAA	1,069	11,725	12,299	-	12,299	4	12,295	12,295	-	12,295
PMVLDA	12,694	127,745	129,863	-	129,863	5	129,858	129,858	-	129,858
PMVRRA	2,108	27,803	29,490	3	29,493	-	29,493	29,493	-	29,493
ROCMC	3,617	36,114	53,429	-	53,429	15	53,414	53,414	-	53,414
TRMCG2	3,736	92,197	120,742	-	120,742	26	120,716	120,716	-	120,716
TRNAG1	2,061	61,591	79,729	19	79,748	-	79,748	79,748	-	79,748

Total (unaudited)			$3,590,652	$81	$3,590,733	$355	$3,590,378	$3,590,378	$-	$3,590,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVGIA	DCAP	DSIF	DVSCS	FQB	FEIS	FGS
Reinvested dividends	$28,452	1,786	1,125	1,146	1,329	471	6,607	-
Mortality and expense risk charges (note 2)	(35,234)	(2,054)	(2,468)	(951)	(1,515)	(179)	(3,827)	(952)

Net investment income (loss)	(6,782)	(268)	(1,343)	195	(186)	292	2,780	(952)

Realized gain (loss) on investments	271,175	646	94,725	440	52,206	1	15,331	75,532
Change in unrealized gain (loss) on investments	184,501	49,190	(55,394)	18,923	(16,484)	(901)	26,670	(69,283)

Net gain (loss) on investments	455,676	49,836	39,331	19,363	35,722	(900)	42,001	6,249

Reinvested capital gains	252,295	-	27,859	4,304	2,722	163	42,008	18,259

Net increase (decrease) in contract owners’ equity resulting from operations	$701,189	49,568	65,847	23,862	38,258	(445)	86,789	23,556

Investment Activity*:	FIGBS	FMCS	FOS	FTVSV2	TIF2	GVMCE	OVAG	OVGS
Reinvested dividends	$2,572	48	-	120	273	117	-	-
Mortality and expense risk charges (note 2)	(1,254)	(87)	(5)	(112)	(144)	(244)	(19)	(255)

Net investment income (loss)	1,318	(39)	(5)	8	129	(127)	(19)	(255)

Realized gain (loss) on investments	86	22	498	(11)	(466)	2,007	2,546	74
Change in unrealized gain (loss) on investments	(7,236)	460	(547)	2,119	895	1,458	(2,723)	2,307

Net gain (loss) on investments	(7,150)	482	(49)	2,108	429	3,465	(177)	2,381

Reinvested capital gains	3,609	1,504	72	318	-	3,445	-	1,395

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,223)	1,947	18	2,434	558	6,783	(196)	3,521

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JPMMV1	JABS	JAGTS	BNCAI	LOVMCV	GEM	GVDMA	MCIF
Reinvested dividends	$171	675	-	-	9	217	26	79
Mortality and expense risk charges (note 2)	(179)	(955)	(7)	(1,428)	(13)	(240)	(158)	(55)

Net investment income (loss)	(8)	(280)	(7)	(1,428)	(4)	(23)	(132)	24

Realized gain (loss) on investments	41	402	3,694	7,314	4	2,156	25	4
Change in unrealized gain (loss) on investments	3,577	13,887	(3,253)	14,353	209	(3,913)	1,798	633

Net gain (loss) on investments	3,618	14,289	441	21,667	213	(1,757)	1,823	637

Reinvested capital gains	940	739	-	3,484	144	-	253	114

Net increase (decrease) in contract owners’ equity resulting from operations	$4,550	14,748	434	23,723	353	(1,780)	1,944	775

Investment Activity*:	NVAMV1	NVLCP1	NVMIG1	NVMIVZ	NVMLG1	NVOLG1	NVRE1	SAM5
Reinvested dividends	$517	1,904	258	-	-	2,680	206	-
Mortality and expense risk charges (note 2)	(381)	(139)	(1,041)	(11)	(5,013)	(2,691)	(176)	(143)

Net investment income (loss)	136	1,765	(783)	(11)	(5,013)	(11)	30	(143)

Realized gain (loss) on investments	85	(1)	5,430	1,140	6,856	817	50	-
Change in unrealized gain (loss) on investments	10,941	(1,880)	(3,612)	(761)	91,889	62,212	6,881	-

Net gain (loss) on investments	11,026	(1,881)	1,818	379	98,745	63,029	6,931	-

Reinvested capital gains	-	-	2,195	-	81,649	4,100	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,162	(116)	3,230	368	175,381	67,118	6,961	(143)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SCGF	SCVF	AMMCGS	PMVAAA	PMVLDA	PMVRRA	PMVTRA	ROCMC
Reinvested dividends	$-	-	-	1,309	690	1,410	2,707	-
Mortality and expense risk charges (note 2)	(1,584)	(1,542)	(41)	(111)	(1,253)	(286)	(1,435)	(479)

Net investment income (loss)	(1,584)	(1,542)	(41)	1,198	(563)	1,124	1,272	(479)

Realized gain (loss) on investments	604	1	9	1	1	1,172	(2,976)	35
Change in unrealized gain (loss) on investments	1,099	42,546	(117)	419	(1,907)	(957)	(10,142)	10,059

Net gain (loss) on investments	1,703	42,547	(108)	420	(1,906)	215	(13,118)	10,094

Reinvested capital gains	14,241	-	539	-	-	-	8,440	2,315

Net increase (decrease) in contract owners’ equity resulting from operations	$14,360	41,005	390	1,618	(2,469)	1,339	(3,406)	11,930

Investment Activity*:	TRMCG2	TRNAG1
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(1,096)	(711)

Net investment income (loss)	(1,096)	(711)

Realized gain (loss) on investments	337	337
Change in unrealized gain (loss) on investments	2,468	(1,382)

Net gain (loss) on investments	2,805	(1,045)

Reinvested capital gains	12,633	14,851

Net increase (decrease) in contract owners’ equity resulting from operations	$14,342	13,095

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVGIA		DCAP		DSIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,782)	1,779	(268)	1,010	(1,343)	(374)	195	492
Realized gain (loss) on investments	271,175	5,258	646	165	94,725	201	440	1,909
Change in unrealized gain (loss) on investments	184,501	145,934	49,190	(6,586)	(55,394)	31,285	18,923	5,461
Reinvested capital gains	252,295	358,612	-	8,568	27,859	18,263	4,304	4,898

Net increase (decrease) in contract owners’ equity resulting from operations	701,189	511,583	49,568	3,157	65,847	49,375	23,862	12,760

Equity transactions:
Purchase payments received from contract owners (note 4)	249	555	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(334,509)	-	-	(5,268)
Redemptions (notes 2, 3, and 4)	(680,199)	(25,724)	-	-	(7)	-	(29)	(54)
Adjustments to maintain reserves	(422)	(354)	(7)	(1)	(11)	-	(20)	10

Net equity transactions	(680,372)	(25,523)	(7)	(1)	(334,527)	-	(49)	(5,312)

Net change in contract owners’ equity	20,817	486,060	49,561	3,156	(268,680)	49,375	23,813	7,448
Contract owners’ equity at beginning of period	3,569,561	3,083,501	183,969	180,813	268,680	219,305	87,779	80,331

Contract owners’ equity at end of period	$3,590,378	3,569,561	233,530	183,969	-	268,680	111,592	87,779

CHANGE IN UNITS:
Beginning units	113,376	113,231	5,454	5,454	6,354	6,354	1,980	2,118
Units purchased	16,668	3,239	-	-	-	-	-	-
Units redeemed	(31,986)	(3,094)	-	-	(6,354)	-	(1)	(138)

Ending units	98,058	113,376	5,454	5,454	-	6,354	1,979	1,980

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVSCS		FQB		FEIS		FGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(186)	169	292	322	2,780	2,636	(952)	(976)
Realized gain (loss) on investments	52,206	(214)	1	1	15,331	(568)	75,532	3,785
Change in unrealized gain (loss) on investments	(16,484)	6,155	(901)	891	26,670	2,737	(69,283)	27,629
Reinvested capital gains	2,722	8,686	163	53	42,008	15,029	18,259	9,903

Net increase (decrease) in contract owners’ equity resulting from operations	38,258	14,796	(445)	1,267	86,789	19,834	23,556	40,341

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	7,675	(3,612)	-	-	-	-	2,822	2,619
Redemptions (notes 2, 3, and 4)	(135,500)	(12)	-	(12)	(83,185)	(3,238)	(145,601)	(5,239)
Adjustments to maintain reserves	(3)	27	-	(6)	(6)	(15)	20	(32)

Net equity transactions	(127,828)	(3,597)	-	(18)	(83,191)	(3,253)	(142,759)	(2,652)

Net change in contract owners’ equity	(89,570)	11,199	(445)	1,249	3,598	16,581	(119,203)	37,689
Contract owners’ equity at beginning of period	176,846	165,647	19,114	17,865	378,168	361,587	136,796	99,107

Contract owners’ equity at end of period	$87,276	176,846	18,669	19,114	381,766	378,168	17,593	136,796

CHANGE IN UNITS:
Beginning units	3,628	3,724	1,086	1,087	11,917	12,025	2,313	2,386
Units purchased	136	-	-	-	-	-	44	52
Units redeemed	(2,331)	(96)	-	(1)	(2,187)	(108)	(2,113)	(125)

Ending units	1,433	3,628	1,086	1,086	9,730	11,917	244	2,313

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FIGBS		FMCS		FOS		FTVSV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,318	1,408	(39)	(31)	(5)	(11)	8	44
Realized gain (loss) on investments	86	123	22	(11)	498	361	(11)	(54)
Change in unrealized gain (loss) on investments	(7,236)	8,406	460	1,027	(547)	(62)	2,119	(113)
Reinvested capital gains	3,609	47	1,504	-	72	9	318	520

Net increase (decrease) in contract owners’ equity resulting from operations	(2,223)	9,984	1,947	985	18	297	2,434	397

Equity transactions:
Purchase payments received from contract owners (note 4)	244	555	-	-	-	-	-	-
Transfers between funds	-	-	-	(1,989)	-	-	-	-
Redemptions (notes 2, 3, and 4)	-	-	(13)	(31)	(2,356)	(3,123)	(25)	(26)
Adjustments to maintain reserves	(246)	(401)	(28)	22	(13)	(2)	20	5

Net equity transactions	(2)	154	(41)	(1,998)	(2,369)	(3,125)	(5)	(21)

Net change in contract owners’ equity	(2,225)	10,138	1,906	(1,013)	(2,351)	(2,828)	2,429	376
Contract owners’ equity at beginning of period	133,510	123,372	8,025	9,038	2,351	5,179	10,051	9,675

Contract owners’ equity at end of period	$131,285	133,510	9,931	8,025	-	2,351	12,480	10,051

CHANGE IN UNITS:
Beginning units	7,712	7,712	221	291	75	189	336	337
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(1)	(70)	(75)	(114)	-	(1)

Ending units	7,712	7,712	220	221	-	75	336	336

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TIF2		GVMCE		OVAG		OVGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$129	332	(127)	(65)	(19)	(53)	(255)	(46)
Realized gain (loss) on investments	(466)	(65)	2,007	6	2,546	710	74	9
Change in unrealized gain (loss) on investments	895	(601)	1,458	1,555	(2,723)	2,723	2,307	4,419
Reinvested capital gains	-	-	3,445	386	-	-	1,395	731

Net increase (decrease) in contract owners’ equity resulting from operations	558	(334)	6,783	1,882	(196)	3,380	3,521	5,113

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	9,713	-	-
Redemptions (notes 2, 3, and 4)	(1,839)	(1)	(7,356)	(8)	(8,168)	(4,727)	(9)	(10)
Adjustments to maintain reserves	3	1	(18)	10	(4)	2	5	6

Net equity transactions	(1,836)	-	(7,374)	2	(8,172)	4,988	(4)	(4)

Net change in contract owners’ equity	(1,278)	(334)	(591)	1,884	(8,368)	8,368	3,517	5,109
Contract owners’ equity at beginning of period	15,618	15,952	27,430	25,546	8,368	-	24,441	19,332

Contract owners’ equity at end of period	$14,340	15,618	26,839	27,430	-	8,368	27,958	24,441

CHANGE IN UNITS:
Beginning units	727	727	631	631	568	-	455	455
Units purchased	-	-	-	-	-	971	-	-
Units redeemed	(80)	-	(155)	-	(568)	(403)	-	-

Ending units	647	727	476	631	-	568	455	455

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JABS		JAGTS		BNCAI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8)	68	(280)	470	(7)	(62)	(1,428)	(1,111)
Realized gain (loss) on investments	41	(1)	402	253	3,694	2,055	7,314	3,476
Change in unrealized gain (loss) on investments	3,577	(984)	13,887	8,717	(3,253)	54	14,353	31,047
Reinvested capital gains	940	825	739	1,263	-	743	3,484	2,544

Net increase (decrease) in contract owners’ equity resulting from operations	4,550	(92)	14,748	10,703	434	2,790	23,723	35,956

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(6,734)	(3,631)	-	-
Redemptions (notes 2, 3, and 4)	-	-	(22)	(24)	(1)	(22)	(10,993)	(5,608)
Adjustments to maintain reserves	-	(1)	22	(13)	(1)	14	(40)	44

Net equity transactions	-	(1)	-	(37)	(6,736)	(3,639)	(11,033)	(5,564)

Net change in contract owners’ equity	4,550	(93)	14,748	10,666	(6,302)	(849)	12,690	30,392
Contract owners’ equity at beginning of period	15,883	15,976	93,348	82,682	6,302	7,151	145,928	115,536

Contract owners’ equity at end of period	$20,433	15,883	108,096	93,348	-	6,302	158,618	145,928

CHANGE IN UNITS:
Beginning units	414	414	2,468	2,469	121	205	2,234	2,349
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	(1)	(121)	(84)	(169)	(115)

Ending units	414	414	2,468	2,468	-	121	2,065	2,234

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LOVMCV		GEM		GVDMA		MCIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4)	4	(23)	262	(132)	(119)	24	-
Realized gain (loss) on investments	4	-	2,156	18	25	175	4	-
Change in unrealized gain (loss) on investments	209	17	(3,913)	3,129	1,798	567	633	-
Reinvested capital gains	144	-	-	-	253	861	114	-

Net increase (decrease) in contract owners’ equity resulting from operations	353	21	(1,780)	3,409	1,944	1,484	775	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	(4,413)	6,140	-
Redemptions (notes 2, 3, and 4)	(2)	(3)	(8,433)	(5)	-	(5)	(5)	-
Adjustments to maintain reserves	(1)	1	(9)	5	(3)	(23)	12	-

Net equity transactions	(3)	(2)	(8,442)	-	(3)	(4,441)	6,147	-

Net change in contract owners’ equity	350	19	(10,222)	3,409	1,941	(2,957)	6,922	-
Contract owners’ equity at beginning of period	1,273	1,254	31,300	27,891	15,470	18,427	-	-

Contract owners’ equity at end of period	$1,623	1,273	21,078	31,300	17,411	15,470	6,922	-

CHANGE IN UNITS:
Beginning units	59	59	806	806	498	660	-	-
Units purchased	-	-	-	-	-	-	116	-
Units redeemed	-	-	(215)	-	-	(162)	-	-

Ending units	59	59	591	806	498	498	116	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMV1		NVLCP1		NVMIG1		NVMIVZ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$136	223	1,765	-	(783)	56	(11)	(9)
Realized gain (loss) on investments	85	(17)	(1)	-	5,430	(50)	1,140	1
Change in unrealized gain (loss) on investments	10,941	(780)	(1,880)	-	(3,612)	10,921	(761)	762
Reinvested capital gains	-	753	-	-	2,195	29,525	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,162	179	(116)	-	3,230	40,452	368	754

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	108,430	-	2,638	2,619	-	4,282
Redemptions (notes 2, 3, and 4)	-	-	-	-	(65,888)	-	(5,403)	-
Adjustments to maintain reserves	(5)	(3)	(2)	-	(2)	(4)	2	(3)

Net equity transactions	(5)	(3)	108,428	-	(63,252)	2,615	(5,401)	4,279

Net change in contract owners’ equity	11,157	176	108,312	-	(60,022)	43,067	(5,033)	5,033
Contract owners’ equity at beginning of period	33,551	33,375	-	-	123,550	80,483	5,033	-

Contract owners’ equity at end of period	$44,708	33,551	108,312	-	63,528	123,550	-	5,033

CHANGE IN UNITS:
Beginning units	1,044	1,044	-	-	6,532	6,366	428	-
Units purchased	-	-	10,818	-	125	166	-	428
Units redeemed	-	-	-	-	(3,229)	-	(428)	-

Ending units	1,044	1,044	10,818	-	3,428	6,532	-	428

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLG1		NVOLG1		NVRE1		SAM5
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,013)	(3,839)	(11)	783	30	90	(143)	(100)
Realized gain (loss) on investments	6,856	1,041	817	229	50	12	-	-
Change in unrealized gain (loss) on investments	91,889	(86,269)	62,212	11,805	6,881	(1,199)	-	-
Reinvested capital gains	81,649	197,629	4,100	18,598	-	69	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	175,381	108,562	67,118	31,415	6,961	(1,028)	(143)	(100)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	334,509	-	-	-	-	8,631
Redemptions (notes 2, 3, and 4)	(114,708)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(33)	(2)	(10)	(4)	(3)	(1)	(3)	(5)

Net equity transactions	(114,741)	(2)	334,499	(4)	(3)	(1)	(3)	8,626

Net change in contract owners’ equity	60,640	108,560	401,617	31,411	6,958	(1,029)	(146)	8,526
Contract owners’ equity at beginning of period	484,769	376,209	208,197	176,786	15,340	16,369	15,277	6,751

Contract owners’ equity at end of period	$545,409	484,769	609,814	208,197	22,298	15,340	15,131	15,277

CHANGE IN UNITS:
Beginning units	15,059	15,059	4,237	4,237	855	855	1,488	653
Units purchased	-	-	5,383	-	-	-	-	835
Units redeemed	(2,880)	-	-	-	-	-	-	-

Ending units	12,179	15,059	9,620	4,237	855	855	1,488	1,488

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCVF		AMMCGS		PMVAAA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,584)	(1,123)	(1,542)	(933)	(41)	(11)	1,198	390
Realized gain (loss) on investments	604	245	1	(532)	9	1	1	(13)
Change in unrealized gain (loss) on investments	1,099	29,260	42,546	6,213	(117)	479	419	322
Reinvested capital gains	14,241	15,567	-	565	539	144	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,360	43,949	41,005	5,313	390	613	1,618	699

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	1,041	2,619	-	-
Redemptions (notes 2, 3, and 4)	-	-	-	-	(4)	-	-	-
Adjustments to maintain reserves	(4)	(9)	(4)	(3)	(19)	8	(2)	(2)

Net equity transactions	(4)	(9)	(4)	(3)	1,018	2,627	(2)	(2)

Net change in contract owners’ equity	14,356	43,940	41,001	5,310	1,408	3,240	1,616	697
Contract owners’ equity at beginning of period	155,039	111,099	133,170	127,860	3,240	-	10,679	9,982

Contract owners’ equity at end of period	$169,395	155,039	174,171	133,170	4,648	3,240	12,295	10,679

CHANGE IN UNITS:
Beginning units	3,324	3,324	3,636	3,636	158	-	508	508
Units purchased	-	-	-	-	46	158	-	-
Units redeemed	-	-	-	-	(1)	-	-	-

Ending units	3,324	3,324	3,636	3,636	203	158	508	508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLDA		PMVRRA		PMVTRA		ROCMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(563)	317	1,124	156	1,272	2,277	(479)	(295)
Realized gain (loss) on investments	1	(3)	1,172	9	(2,976)	164	35	(146)
Change in unrealized gain (loss) on investments	(1,907)	2,297	(957)	3,118	(10,142)	9,639	10,059	7,569
Reinvested capital gains	-	-	-	-	8,440	2,235	2,315	529

Net increase (decrease) in contract owners’ equity resulting from operations	(2,469)	2,611	1,339	3,283	(3,406)	14,315	11,930	7,657

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	5	-	-	-
Transfers between funds	-	-	(13,582)	11,056	(108,430)	-	-	-
Redemptions (notes 2, 3, and 4)	-	(10)	-	(14)	(90,652)	(26)	-	-
Adjustments to maintain reserves	(2)	11	1	13	(1)	6	(4)	(5)

Net equity transactions	(2)	1	(13,581)	11,055	(199,078)	(20)	(4)	(5)

Net change in contract owners’ equity	(2,471)	2,612	(12,242)	14,338	(202,484)	14,295	11,926	7,652
Contract owners’ equity at beginning of period	132,329	129,717	41,735	27,397	202,484	188,189	41,488	33,836

Contract owners’ equity at end of period	$129,858	132,329	29,493	41,735	-	202,484	53,414	41,488

CHANGE IN UNITS:
Beginning units	9,606	9,606	2,299	1,670	10,333	10,334	1,270	1,270
Units purchased	-	-	-	629	-	-	-	-
Units redeemed	-	-	(745)	-	(10,333)	(1)	-	-

Ending units	9,606	9,606	1,554	2,299	-	10,333	1,270	1,270

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRMCG2		TRNAG1		DVIV		IVKMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,096)	(830)	(711)	(505)	-	348	-	(31)
Realized gain (loss) on investments	337	116	337	185	-	(3,436)	-	(1,687)
Change in unrealized gain (loss) on investments	2,468	13,167	(1,382)	10,532	-	669	-	(1,775)
Reinvested capital gains	12,633	6,951	14,851	9,827	-	-	-	2,891

Net increase (decrease) in contract owners’ equity resulting from operations	14,342	19,404	13,095	20,039	-	(2,419)	-	(602)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	(8,631)	-	(9,713)
Redemptions (notes 2, 3, and 4)	-	-	-	-	-	-	-	(17)
Adjustments to maintain reserves	(5)	(6)	2	4	-	1	-	8

Net equity transactions	(5)	(6)	2	4	-	(8,630)	-	(9,722)

Net change in contract owners’ equity	14,337	19,398	13,097	20,043	-	(11,049)	-	(10,324)
Contract owners’ equity at beginning of period	106,379	86,981	66,651	46,608	-	11,049	-	10,324

Contract owners’ equity at end of period	$120,716	106,379	79,748	66,651	-	-	-	-

CHANGE IN UNITS:
Beginning units	1,503	1,503	1,039	1,039	-	537	-	482
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	-	-	(537)	-	(482)

Ending units	1,503	1,503	1,039	1,039	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDIV2		PIHYB1
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	361	-	85
Realized gain (loss) on investments	-	(2,664)	-	(531)
Change in unrealized gain (loss) on investments	-	1,566	-	165
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(737)	-	(281)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-
Transfers between funds	-	(4,282)	-	-
Redemptions (notes 2, 3, and 4)	-	(7)	-	(3,502)
Adjustments to maintain reserves	-	(2)	-	(9)

Net equity transactions	-	(4,291)	-	(3,511)

Net change in contract owners’ equity	-	(5,028)	-	(3,792)
Contract owners’ equity at beginning of period	-	5,028	-	3,792

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	499	-	157
Units purchased	-	-	-	-
Units redeemed	-	(499)	-	(157)

Ending units	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-14 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)*

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)*

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)*

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)*

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)*

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)*

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)*

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)*

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)*

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)*

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)*

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)*

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)*

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	2/9/2021
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		12/23/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
TRNAG1	T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio	5/1/2021

Effective January 1, 2021, the trust name Amundi Pioneer was changed to Amundi US.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 0.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,590,652	$-	$-	$3,590,652

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$1,786	$2,054
DCAP	28,985	336,984
DSIF	5,451	981
DVSCS	11,721	137,010
FQB	634	179
FEIS	48,614	87,011
FGS	21,077	146,550
FIGBS	6,422	1,374
FMCS	1,553	100
FOS	72	2,362
FTVSV2	438	138
TIF2	273	1,982
GVMCE	3,562	7,600
OVAG	-	8,186
OVGS	1,395	264
JPMMV1	1,110	179
JABS	1,414	977
JAGTS	-	6,743
BNCAI	3,484	12,420
LOVMCV	153	15
GEM	217	8,673
GVDMA	279	158
MCIF	6,333	60
NVAMV1	517	381
NVLCP1	110,334	139
NVMIG1	5,088	66,924
NVMIVZ	-	5,414
NVMLG1	81,649	119,721
NVOLG1	341,282	2,683
NVRE1	206	176
SAM5	-	143
SCGF	14,241	1,584
SCVF	-	1,542
AMMCGS	1,580	45
PMVAAA	1,309	112
PMVLDA	690	1,254
PMVRRA	1,410	13,869
PMVTRA	11,149	200,514
ROCMC	2,315	479
TRMCG2	12,633	1,096
TRNAG1	14,851	711

	$744,227	$1,178,787

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.95%	5,454	$42.82	$233,530	0.83%	26.94%
2020	0.95%	5,454	33.73	183,969	1.59%	1.75%
2019	0.95%	5,454	33.15	180,813	1.26%	22.74%
2018	0.95%	5,454	27.01	147,318	0.99%	-6.51%
2017	0.95%	5,454	28.89	157,575	1.45%	17.80%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2019	0.95%	157	24.16	3,792	4.91%	13.36%
2018	0.95%	157	21.31	3,345	4.71%	-4.25%
2017	0.95%	157	22.25	3,494	4.56%	6.24%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.95%	6,354	42.29	268,680	0.79%	22.51%
2019	0.95%	6,354	34.51	219,305	1.17%	34.80%
2018	0.95%	6,354	25.60	162,684	1.26%	-7.74%
2017	0.95%	6,354	27.75	176,336	1.35%	26.13%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.95%	1,979	56.39	111,592	1.15%	27.19%
2020	0.95%	1,980	44.33	87,779	1.59%	16.89%
2019	0.95%	2,118	37.93	80,331	1.74%	29.94%
2018	0.95%	2,119	29.19	61,852	1.64%	-5.55%
2017	0.95%	2,433	30.90	75,188	1.69%	20.39%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.95%	1,433	60.90	87,276	0.84%	24.95%
2020	0.95%	3,628	48.74	176,846	1.07%	9.59%
2019	0.95%	3,724	44.48	165,647	0.86%	21.05%
2018	0.95%	3,725	36.75	136,876	0.80%	-9.84%
2017	0.95%	3,725	40.76	151,823	0.65%	11.34%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.95%	1,086	17.19	18,669	2.49%	-2.33%
2020	0.95%	1,086	17.60	19,114	2.70%	7.09%
2019	0.95%	1,087	16.44	17,865	2.90%	8.40%
2018	0.95%	1,088	15.16	16,495	3.03%	-1.54%
2017	0.95%	1,088	15.40	16,754	3.22%	3.05%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.95%	9,730	39.24	381,766	1.65%	23.64%
2020	0.95%	11,917	31.73	378,168	1.76%	5.53%
2019	0.95%	12,025	30.07	361,587	1.59%	26.12%
2018	0.95%	16,683	23.84	397,772	2.19%	-9.28%
2017	0.95%	16,988	26.28	446,454	1.63%	11.74%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.95%	244	72.10	17,593	0.00%	21.91%
2020	0.95%	2,313	59.14	136,796	0.06%	42.38%
2019	0.95%	2,386	41.54	99,107	0.17%	32.91%
2018	0.95%	2,387	31.25	74,598	0.15%	-1.23%
2017	0.95%	2,694	31.64	85,240	0.13%	33.72%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.95%	7,712	17.02	131,285	1.96%	-1.67%
2020	0.95%	7,712	17.31	133,510	2.15%	8.22%
2019	0.95%	7,712	16.00	123,372	1.68%	8.54%
2018	0.95%	15,255	14.74	224,839	2.42%	-1.58%
2017	0.95%	15,255	14.98	228,452	2.34%	3.17%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.95%	220	45.14	9,931	0.52%	24.31%
2020	0.95%	221	36.31	8,025	0.53%	16.92%
2019	0.95%	291	31.06	9,038	0.81%	22.18%
2018	0.95%	291	25.42	7,397	0.56%	-15.46%
2017	0.95%	292	30.07	8,780	0.63%	19.56%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.95%	75	31.35	2,351	0.35%	14.40%
2019	0.95%	189	27.40	5,179	1.69%	26.46%
2018	0.95%	189	21.67	4,095	1.48%	-15.70%
2017	0.95%	189	25.70	4,858	1.36%	28.87%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.95%	336	37.14	12,480	1.01%	24.18%
2020	0.95%	336	29.91	10,051	1.48%	4.19%
2019	0.95%	337	28.71	9,675	1.05%	25.15%
2018	0.95%	339	22.94	7,777	0.89%	-13.71%
2017	0.95%	340	26.59	9,039	0.51%	9.60%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.95%	647	22.16	14,340	1.79%	3.17%
2020	0.95%	727	21.48	15,618	3.38%	-2.10%
2019	0.95%	727	21.94	15,952	1.72%	11.46%
2018	0.95%	727	19.69	14,312	2.67%	-16.25%
2017	0.95%	727	23.51	17,089	2.58%	15.59%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2021	0.95%	476	56.38	26,839	0.46%	29.71%
2020	0.95%	631	43.47	27,430	0.67%	7.37%
2019	0.95%	631	40.49	25,546	0.59%	30.28%
2018	0.95%	1,003	31.08	31,169	1.35%	-11.31%
2017	0.95%	1,004	35.04	35,181	0.76%	10.02%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.95%	568	14.73	8,368	0.00%	47.32%	****
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.95%	455	61.45	27,958	0.00%	14.39%
2020	0.95%	455	53.72	24,441	0.72%	26.43%
2019	0.95%	455	42.49	19,332	0.90%	30.54%
2018	0.95%	456	32.55	14,842	0.99%	-14.01%
2017	0.95%	456	37.85	17,260	0.93%	35.37%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.95%	414	49.36	20,433	0.90%	28.65%
2020	0.95%	414	38.36	15,883	1.44%	-0.58%
2019	0.95%	414	38.59	15,976	1.60%	25.56%
2018	0.95%	414	30.73	12,724	0.97%	-12.68%
2017	0.95%	414	35.20	14,571	0.79%	12.69%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.95%	2,468	43.80	108,096	0.67%	15.80%
2020	0.95%	2,468	37.82	93,348	1.51%	12.95%
2019	0.95%	2,469	33.49	82,682	1.66%	21.11%
2018	0.95%	2,470	27.65	68,296	1.79%	-0.53%
2017	0.95%	2,471	27.80	68,687	1.39%	17.02%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.95%	121	52.08	6,302	0.00%	49.30%
2019	0.95%	205	34.88	7,151	0.41%	43.44%
2018	0.95%	205	24.32	4,985	1.07%	-0.05%
2017	0.95%	206	24.33	5,012	0.44%	43.54%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2021	0.95%	2,065	76.81	158,618	0.00%	17.59%
2020	0.95%	2,234	65.32	145,928	0.00%	32.81%
2019	0.95%	2,349	49.19	115,536	0.00%	35.09%
2018	0.95%	2,350	36.41	85,563	0.00%	-4.85%
2017	0.95%	2,649	38.27	101,368	0.00%	26.03%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2021	0.95%	59	27.51	1,623	0.59%	27.48%
2020	0.95%	59	21.58	1,273	1.14%	1.52%
2019	0.95%	59	21.26	1,254	0.95%	21.48%
2018	0.95%	59	17.50	1,032	0.69%	-15.85%
2017	0.95%	59	20.79	1,227	0.62%	5.82%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.95%	591	35.67	21,078	0.86%	-8.16%
2020	0.95%	806	38.83	31,300	1.98%	12.22%
2019	0.95%	806	34.60	27,891	2.49%	21.78%
2018	0.95%	806	28.42	22,903	0.70%	-18.21%
2017	0.95%	806	34.74	28,001	1.37%	40.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.95%	498	34.96	17,411	0.16%	12.55%
2020	0.95%	498	31.06	15,470	0.19%	11.26%
2019	0.95%	660	27.92	18,427	2.13%	20.67%
2018	0.95%	660	23.14	15,270	1.65%	-8.61%
2017	0.95%	660	25.32	16,709	1.67%	15.57%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.95%	116	59.67	6,922	1.20%	23.08%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.95%	1,044	42.82	44,708	1.29%	33.25%
2020	0.95%	1,044	32.14	33,551	1.73%	0.53%
2019	0.95%	1,044	31.97	33,375	2.75%	25.75%
2018	0.95%	1,044	25.42	26,541	1.45%	-10.21%
2017	0.95%	1,044	28.31	29,561	1.73%	7.65%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.95%	10,818	10.01	108,312	1.76%	0.12%	****
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.95%	3,428	18.53	63,528	0.24%	-2.02%
2020	0.95%	6,532	18.91	123,550	1.01%	49.61%
2019	0.95%	6,366	12.64	80,483	1.26%	31.88%
2018	0.95%	6,366	9.59	61,026	1.09%	-17.26%
2017	0.95%	6,366	11.59	73,752	1.26%	24.58%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.95%	428	11.76	5,033	0.00%	17.59%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.95%	12,179	44.78	545,409	0.00%	39.11%
2020	0.95%	15,059	32.19	484,769	0.00%	28.86%
2019	0.95%	15,059	24.98	376,209	3.13%	29.29%
2018	0.95%	21,428	19.32	414,048	0.31%	-4.00%
2017	0.95%	21,848	20.13	439,766	0.36%	28.97%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.95%	9,620	63.39	609,814	0.95%	29.00%
2020	0.95%	4,237	49.14	208,197	1.39%	17.77%
2019	0.95%	4,237	41.72	176,786	1.72%	36.31%
2018	0.95%	4,408	30.61	134,930	0.80%	-2.22%
2017	0.95%	4,409	31.30	138,019	0.50%	26.11%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.95%	855	26.08	22,298	1.11%	45.35%
2020	0.95%	855	17.94	15,340	1.57%	-6.28%
2019	0.95%	855	19.15	16,369	1.74%	29.46%
2018	0.95%	855	14.79	12,644	1.92%	-4.84%
2017	0.95%	855	15.54	13,287	2.24%	5.49%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2021	0.95%	1,488	10.17	15,131	0.00%	-0.95%
2020	0.95%	1,488	10.27	15,277	0.14%	-0.69%
2019	0.95%	653	10.34	6,751	1.82%	0.86%
2018	0.95%	653	10.25	6,693	1.43%	0.47%
2017	0.95%	653	10.20	6,661	0.47%	-0.48%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.95%	3,324	50.96	169,395	0.00%	9.26%
2020	0.95%	3,324	46.64	155,039	0.00%	39.55%
2019	0.95%	3,324	33.42	111,099	0.00%	34.42%
2018	0.95%	3,324	24.86	82,649	0.00%	-8.82%
2017	0.95%	3,324	27.27	90,643	0.00%	23.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.95%	3,636	47.90	174,171	0.00%	30.79%
2020	0.95%	3,636	36.63	133,170	0.08%	4.15%
2019	0.95%	3,636	35.16	127,860	1.09%	17.87%
2018	0.95%	3,636	29.83	108,475	0.70%	-17.75%
2017	0.95%	3,636	36.27	131,879	0.52%	8.03%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.95%	203	22.90	4,648	0.00%	11.65%
2020	0.95%	158	20.51	3,240	0.00%	38.38%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2021	0.95%	508	24.20	12,295	11.10%	15.13%
2020	0.95%	508	21.02	10,679	5.04%	6.99%
2019	0.95%	508	19.65	9,982	2.41%	10.83%
2018	0.95%	1,060	17.73	18,792	3.22%	-6.31%
2017	0.95%	1,061	18.92	20,077	4.72%	12.47%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.95%	9,606	13.52	129,858	0.52%	-1.87%
2020	0.95%	9,606	13.78	132,329	1.20%	2.01%
2019	0.95%	9,606	13.50	129,717	2.84%	3.04%
2018	0.95%	16,184	13.11	212,099	1.92%	-0.62%
2017	0.95%	16,184	13.19	213,425	1.34%	0.39%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2021	0.95%	1,554	18.98	29,493	4.71%	4.54%
2020	0.95%	2,299	18.15	41,735	1.41%	10.65%
2019	0.95%	1,670	16.41	27,397	1.66%	7.41%
2018	0.95%	1,670	15.27	25,508	2.47%	-3.15%
2017	0.95%	1,670	15.77	26,337	2.37%	2.68%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.95%	10,333	19.60	202,484	2.11%	7.61%
2019	0.95%	10,334	18.21	188,189	3.01%	7.33%
2018	0.95%	10,334	16.97	175,344	2.54%	-1.49%
2017	0.95%	10,334	17.22	177,988	2.02%	3.93%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2021	0.95%	1,270	42.06	53,414	0.00%	28.75%
2020	0.95%	1,270	32.67	41,488	0.00%	22.62%
2019	0.95%	1,270	26.64	33,836	0.00%	18.42%
2018	0.95%	1,270	22.50	28,574	0.00%	-9.91%
2017	0.95%	1,270	24.98	31,718	0.68%	4.19%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2021	0.95%	1,503	80.32	120,716	0.00%	13.48%
2020	0.95%	1,503	70.78	106,379	0.00%	22.30%
2019	0.95%	1,503	57.87	86,981	0.00%	29.74%
2018	0.95%	1,503	44.61	67,044	0.00%	-3.23%
2017	0.95%	1,503	46.10	69,284	0.00%	23.27%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)
2021	0.95%	1,039	76.75	79,748	0.00%	19.65%
2020	0.95%	1,039	64.15	66,651	0.00%	43.00%
2019	0.95%	1,039	44.86	46,608	0.31%	33.65%
2018	0.95%	1,593	33.57	53,469	0.16%	0.19%
2017	0.95%	1,593	33.50	53,366	0.11%	33.16%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.